Construction in progress (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Construction in Progress

	Advance payment for aircraft and flight equipment	Others	Total
	RMB million	RMB million	RMB million
At January 1, 2017	27,267	1,643	28,910
Additions	16,319	2,920	19,239
Transferred to property, plant and equipment	(12,099)	(1,583)	(13,682)
Transferred to other assets upon completion of development	—	(211)	(211)
Transferred to lease prepayments	—	(79)	(79)
Disposals	(3,944)	—	(3,944)

At December 31, 2017	27,543	2,690	30,233

At January 1, 2018	27,543	2,690	30,233
Additions	19,973	4,486	24,459
Transferred to property, plant and equipment (Note 19)	(13,231)	(903)	(14,134)
Transferred to other assets upon completion of development (Note 30)	—	(155)	(155)
Transferred to lease prepayments	—	(7)	(7)
Disposals	(2,605)	—	(2,605)

At December 31, 2018	31,680	6,111	37,791